Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Accounts Receivable

Note 3 - Accounts Receivable

At September 30, 2023 and December 31, 2022, the Company had accounts receivable of $3,012 and $26,440, respectively. The decrease is attributable to the spin-off of SRM Ltd.

Note 3 - Accounts Receivable At December 31, 2022 and 2021, the Company had accounts receivable of $26,440 and $6,551.